Term Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Term Deposit [Abstract]
Letter of credit issued to various airlines		$ 90
Pledged with banks against bank guarantees, bank over draft facility and other facilities	$ 723	$ 1,402